WARRANTS - Narrative (Details)	Dec. 31, 2025 £ / shares shares
Warrants and Rights Note Disclosure [Abstract]
Warrants outstanding (in shares) | shares	37,500
Warrants exercise price (in pounds per share) | £ / shares	£ 12.00